Definite-Lived Intangible Assets (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Net Carrying Amount, Core deposits	$ 679,970
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, Core deposits	3,775,000	3,095,000
Accumulated Amortization, Core deposits	(1,098,000)	(743,000)
Net Carrying Amount, Core deposits	$ 2,677,000	$ 2,352,000